ACCRUED WARRANTIES	12 Months Ended
Jun. 29, 2018
Accrued Warranties [Abstract]
ACCRUED WARRANTIES
NOTE 11: ACCRUED WARRANTIES
Changes in our liability for standard product warranties, which is included as a component of the “Other accrued items” and “Other long-term liabilities” line items in our Consolidated Balance Sheet, during fiscal 2018 and 2017, were as follows:

	2018	2017

	(In millions)
Balance at beginning of fiscal year	$26	$32
Warranty provision for sales	13	14
Settlements	(14)	(16)
Other, including adjustments for acquisitions and foreign currency translation	(1)	(4)
Balance at end of fiscal year	$24	$26

We also sell extended product warranties and recognize revenue from these arrangements over the warranty period. Costs of warranty services under these arrangements are recognized as incurred. Deferred revenue associated with extended product warranties at June 29, 2018 and June 30, 2017 was $16 million and $23 million, respectively, and is included as a component of the “Contract liabilities” and “Other long-term liabilities” line items in our Consolidated Balance Sheet.